As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/08

Date of reporting period:  06/30/08

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2008
Intrepid Capital Fund
(Unaudited)

	Shares	Value
COMMON STOCKS - 56.26%
Aerospace & Defense - 2.66%
Applied Signal Technology, Inc.	66,795	$912,420
Capital Markets - 1.99%
Franklin Resources, Inc. (a)	7,440	681,876
Chemicals - 0.50%
The Scotts Miracle-Gro Co.	9,850	173,064
Commercial Services & Supplies - 1.80%
Cintas Corp.	23,255	616,490
Communications Equipment - 2.18%
Tellabs, Inc. (a)	161,035	748,813
Computers & Peripherals - 2.31%
Dell, Inc. (a)	36,200	792,056
Electronic Equipment & Instruments - 0.92%
Mocon, Inc.	28,830	313,959
Food & Staples Retailing - 3.63%
Wal-Mart Stores, Inc.	22,150	1,244,830
Food Products - 3.28%
Kraft Foods, Inc.	22,430	638,133
Sara Lee Corp.	39,740	486,815
		1,124,948
Health Care Providers & Services - 1.99%
Health Management Associates, Inc. - Class A (a)	104,780	682,118
Hotels, Restaurants & Leisure - 4.35%
International Speedway Corp. - Class A	20,140	786,064
Starbucks Corp. (a)	22,180	349,113
The Steak N Shake Co. (a)	56,450	357,329
		1,492,506
Household Durables - 2.18%
The Black & Decker Corp.	10,790	620,533
Virco Mfg. Co.	25,524	127,365
		747,898
Household Products - 3.89%
Central Garden & Pet Co. (a)	42,365	192,760
Oil-Dri Corporation of America	63,562	1,140,938
		1,333,698
Insurance - 7.56%
Baldwin & Lyons, Inc.	30,925	540,569
Berkshire Hathaway, Inc. (a)	175	702,100
Horace Mann Educators Corp.	44,100	618,282
Travelers Companies, Inc.	6,960	302,064
XL Capital Ltd.	20,900	429,704
		2,592,719
IT Services - 3.37%
Automatic Data Processing, Inc.	19,095	800,080
Total Systems Services, Inc.	16,030	356,187
		1,156,267
Media - 3.85%
Comcast Corp.	47,840	907,525
John Wiley & Sons, Inc.	9,195	414,051
		1,321,576

Multiline Retail - 1.98%
Family Dollar Stores, Inc.	33,980	677,561
Pharmaceuticals - 2.18%
Mylan Laboratories, Inc.	61,970	747,978
Real Estate - 1.27%
Potlatch Corp.	9,675	436,536
Specialty Retail - 3.98%
DSW, Inc. (a)	56,300	663,214
Limited Brands	41,545	700,033
		1,363,247
Water Utilities - 0.39%
Connecticut Water Service, Inc.	5,900	132,160

TOTAL COMMON STOCKS (Cost $21,338,042)		19,292,720
	Principal
	Amount
CONVERTIBLE BONDS - 1.51%
Health Care Providers & Services - 1.51%
Chemed Corp.
1.875%, 05/15/2014	$686,000	516,215

TOTAL CONVERTIBLE BONDS (Cost $508,160)		516,215

CORPORATE BONDS - 30.35%
Building Products - 1.31%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	539,000	450,065
Commercial Services & Supplies - 3.54%
Blount, Inc.
8.880%, 08/01/2012	440,000	440,000
Mobile Mini, Inc.
6.875%, 05/01/2015	294,000	252,840
Waste Management, Inc.
6.500%, 11/15/2008	514,000	519,387
		1,212,227
Containers & Packaging - 2.24%
Norampac, Inc.
6.750%, 06/01/2013	250,000	210,000
Silgan Holdings, Inc.
6.750%, 11/15/2013	591,000	558,495
		768,495
Electronic Equipment & Instruments - 1.87%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	684,000	642,960
Holding Company - 1.89%
AMR Holding Co. / Emcare Holding Co.
10.000%, 02/15/2015	610,000	646,600
Hotels, Restaurants & Leisure - 1.96%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	691,000	673,725
Household Products - 2.06%
Central Garden & Pet Co.
9.130%, 02/01/2013	812,000	706,440
IT Services - 1.15%
Certegy, Inc.
4.750%, 09/15/2008	406,000	393,820

Media - 3.13%
Echostar DBS Corp.
5.750%, 10/01/2008	691,000	691,000
Scholastic Corp.
5.000%, 04/15/2013	454,000	383,058
		1,074,058
Paper & Forest Products - 1.19%
Neenah Paper, Inc.
7.375%, 11/15/2014	461,000	406,833
Personal Products - 0.68%
Elizabeth Arden, Inc.
7.750%, 01/15/2014	250,000	234,375
Photo Equipment & Supplies - 1.52%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	543,000	521,280
Real Estate - 1.78%
American Real Estate Partners
7.130%, 02/15/2013	671,000	608,932
Specialty Retail - 3.61%
Payless ShoeSource, Inc.
8.250%, 08/01/2013	635,000	555,625
Rent-A-Center, Inc.
7.500%, 05/01/2010	705,000	682,088
		1,237,713
Textiles, Apparel & Luxury Goods - 2.42%
Perry Ellis International, Inc.
8.875%, 09/15/2013	443,000	416,420
Phillips-Van Heusen
7.250%, 02/15/2011	412,000	413,030
		829,450

TOTAL CORPORATE BONDS (Cost $10,941,444)		10,406,973

U.S. TREASURY OBLIGATIONS - 0.11%
U.S. Treasury Notes - 0.11%
U.S. Treasury Note
4.125%, 08/15/2008	38,000	38,107

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,031)		38,107
	Shares
SHORT TERM INVESTMENTS - 13.31%
Money Market Funds - 3.12%
Fidelity Government Portfolio I
2.200% (b)	378,104	378,104
SEI Daily Income Trust Treasury Fund
1.600% (b)	689,800	689,800
		1,067,904
	Principal
	Amount
U.S. Treasury Bills - 10.19%
U.S. Treasury Bill
0.000%, 07/31/2008	$3,500,000	3,495,438

TOTAL SHORT TERM INVESTMENTS (Cost $4,563,342)		4,563,342

Total Investments (Cost $37,389,019) - 101.54%		34,817,357
Liabilities in Excess of Other Assets - (1.54)%		-527,262
TOTAL NET ASSETS - 100.00%		$34,290,095

	Percentages are stated as a percent of net assets.
	(a) Non Income Producing
	(b) Variable Rate

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$37,389,019
	Gross unrealized appreciation	1,018,669
	Gross unrealized depreciation	(3,590,331)
	Net unrealized depreciation	($2,571,662)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2008
Intrepid Small Cap Fund
(Unaudited)

	Shares	Value
COMMON STOCKS - 77.66%
Aerospace & Defense - 5.63%
Applied Signal Technology, Inc.	55,120	$752,939
Cubic Corp.	7,500	167,100
		920,039
Beverages - 1.89%
National Beverage Corp.	31,510	229,078
PepsiAmericas, Inc.	4,000	79,120
		308,198
Chemicals - 1.49%
The Scotts Miracle-Gro Co.	13,855	243,432
Commercial Services & Supplies - 2.69%
Cintas Corp.	10,885	288,561
Ecology & Environment, Inc.	13,200	150,480
		439,041
Communications Equipment - 3.92%
Communications Systems, Inc.	30,620	329,165
Tellabs, Inc. (a)	66,775	310,504
		639,669
Computers & Peripherals - 0.57%
Astro-Med, Inc.	10,400	93,600
Containers & Packaging - 4.16%
Bemis Co.	20,865	467,793
Pactiv Corp. (a)	10,000	212,300
		680,093
Electric Utilities - 2.41%
Portland General Electric Co.	9,000	202,680
Unitil Corp.	1,500	40,665
Westar Energy, Inc.	7,000	150,570
		393,915
Electrical Equipment - 0.15%
LSI Industries, Inc.	3,000	24,360
Electronic Equipment & Instruments - 4.34%
Mocon, Inc.	65,072	708,634
Food & Staples Retailing - 0.83%
Village Super Market, Inc.	3,500	135,030
Food Products - 0.65%
Del Monte Foods Co.	15,000	106,500
Gas Utilities - 7.31%
Delta Natural Gas, Inc.	17,590	459,451
Energy West, Inc.	46,748	504,411
RGC Resources, Inc.	8,237	230,636
		1,194,498
Hotels, Restaurants & Leisure - 6.38%
CBRL Group, Inc.	3,000	73,530
International Speedway Corporation	14,710	574,131
Speedway Motorsports, Inc.	7,600	154,888
The Steak N Shake Co. (a)	37,875	239,749
		1,042,298

Household Durables - 1.68%
The Black & Decker Corp.	1,500	86,265
Blount International, Inc. (a)	7,000	81,270
Virco Mfg. Corporation	21,345	106,512
		274,047
Household Products - 6.34%
Central Garden & Pet Co. - Class A (a)	7,000	28,700
Central Garden & Pet Co. (a)	25,605	116,503
Oil-Dri Corporation of America	43,762	785,528
WD-40 Co.	3,600	105,300
		1,036,031
Insurance - 6.13%
Baldwin & Lyons, Inc.	15,465	270,328
Brown & Brown, Inc.	8,000	139,120
Horace Mann Educators Corp.	31,750	445,135
Markel Corp. (a)	400	146,800
		1,001,383
Machinery - 0.79%
Astec Industries, Inc. (a)	4,000	128,560
Media - 0.61%
Courier Corp.	5,000	100,400
Multiline Retail - 4.39%
Family Dollar Stores, Inc.	35,930	716,444
Paper & Forest Products - 0.52%
Louisiana-Pacific Corp.	10,000	84,900
Personal Products - 1.02%
United Guardian, Inc.	14,300	166,595
Real Estate - 2.14%
Potlatch Corp.	7,750	349,680
Specialty Retail - 4.79%
DSW, Inc. (a)	28,675	337,791
Foot Locker, Inc.	5,000	62,250
Maidenform Brands, Inc. (a)	17,975	242,663
PetSmart, Inc.	7,000	139,650
		782,354
Textiles, Apparel & Luxury Goods - 2.97%
Columbia Sportswear Co.	5,000	183,750
McRae Industries, Inc.	16,714	300,852
		484,602
Water Utilities - 3.86%
Connecticut Water Service, Inc.	15,940	357,056
Middlesex Water Co.	16,425	272,491
		629,547

TOTAL COMMON STOCKS (Cost $13,350,593)		12,683,850
	Principal
	Amount
CONVERTIBLE BONDS - 2.72%
Health Care Providers & Services - 2.72%
Chemed Corp.
1.875%, 05/15/2014	$590,000	443,975

TOTAL CONVERTIBLE BONDS (Cost $441,867)		443,975
	Shares
SHORT TERM INVESTMENTS - 20.28%
Money Market Funds - 1.33%
SEI Daily Income Trust Treasury Fund
1.600% (b)	216,830	216,830

			Principal
			Amount
	U.S. Treasury Bills - 18.95%
	U.S. Treasury Bill
	0.000%, 07/31/2008		$900,000	898,899
	0.000%, 08/07/2008		2,200,000	2,196,350
				3,095,249

	TOTAL SHORT TERM INVESTMENTS (Cost $3,312,079)			3,312,079

	Total Investments (Cost $17,104,539) - 100.66%			16,439,904
	Liabilities in Excess of Other Assets - (0.66)%			-108,445
	TOTAL NET ASSETS - 100.00%			$16,331,459

	Percentages are stated as a percent of net assets.
	(a) Non Income Producing
	(b) Variable Rate

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$17,104,539
	Gross unrealized appreciation	344,920
	Gross unrealized depreciation	(1,009,555)
	Net unrealized depreciation	($664,635)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2008
Intrepid Income Fund
(Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS - 4.05%
Health Care Providers & Services - 4.05%
Chemed Corp.
1.875%, 05/15/2014	$1,574,000	$1,184,435

TOTAL CONVERTIBLE BONDS (Cost $1,164,931)		1,184,435

CORPORATE BONDS - 62.47%
Building Products - 2.71%
Gibraltar Industries, Inc.
8.000%, 12/01/2015	951,000	794,085
Commercial Services & Supplies - 8.60%
Blount, Inc.
8.880%, 08/01/2012	889,000	889,000
Mobile Mini, Inc.
6.875%, 05/01/2015	553,000	475,580
Waste Management, Inc.
6.500%, 11/15/2008	1,138,000	1,149,926
		2,514,506
Containers & Packaging - 5.42%
Norampac, Inc.
6.750%, 06/01/2013	660,000	554,400
Silgan Holdings, Inc.
6.750%, 11/15/2013	1,091,000	1,030,995
		1,585,395
Electronic Equipment & Instruments - 3.23%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	1,006,000	945,640
Holding Company - 3.32%
AMR Holding Co. / Emcare Holding Co.
10.000%, 02/15/2015	915,000	969,900
Hotels, Restaurants & Leisure - 3.82%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	1,146,000	1,117,350
Household Products - 2.92%
Central Garden & Pet Co.
9.130%, 02/01/2013	981,000	853,470
IT Services - 3.13%
Certegy, Inc.
4.750%, 09/15/2008	945,000	916,650
Media - 5.60%
Echostar DBS Corp.
5.750%, 10/01/2008	733,000	733,000
Scholastic Corp.
5.000%, 04/15/2013	1,071,000	903,647
		1,636,647
Paper & Forest Products - 3.02%
Neenah Paper, Inc.
7.375%, 11/15/2014	1,000,000	882,500

Personal Products - 2.00%
Elizabeth Arden, Inc.
7.750%, 01/15/2014	623,000	584,063
Photo Equipment & Supplies - 3.03%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	923,000	886,080
Real Estate - 2.56%
American Real Estate Partners
7.130%, 02/15/2013	824,000	747,780
Specialty Retail - 7.78%
Brown Shoe Company, Inc.
8.750%, 05/01/2012	517,000	514,415
Payless ShoeSource, Inc.
8.250%, 08/01/2013	875,000	765,625
Rent-A-Center, Inc.
7.500%, 05/01/2010	1,027,000	993,622
		2,273,662
Textiles, Apparel & Luxury Goods - 5.33%
Perry Ellis International, Inc.
8.875%, 09/15/2013	1,018,000	956,920
Phillips-Van Heusen
7.250%, 02/15/2011	600,000	601,500
		1,558,420

TOTAL CORPORATE BONDS (Cost $18,955,386)		18,266,148

U.S. TREASURY OBLIGATIONS - 3.60%
U.S. Treasury Notes - 3.60%
U.S. Treasury Note
4.125%, 08/15/2008	1,049,000	1,051,950

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,048,862)		1,051,950
	Shares
SHORT TERM INVESTMENTS - 28.64%
Money Market Funds - 3.46%
Fidelity Government Portfolio I
2.200% (a)	434,483	434,483
SEI Daily Income Trust Treasury Fund
1.600% (a)	577,000	577,000
		1,011,483
	Principal
	Amount
U.S. Treasury Bills - 25.18%
U.S. Treasury Bill
0.000%, 07/10/2008	$750,000	749,412
0.000%, 09/25/2008	2,305,000	2,296,856
0.000%, 10/23/2008	4,339,000	4,316,467
		7,362,735

TOTAL SHORT TERM INVESTMENTS (Cost $8,374,218)		8,374,218

Total Investments (Cost $29,543,397) - 98.76%		28,876,751
Other Assets in Excess of Liabilities - 1.24%		362,519
TOTAL NET ASSETS - 100.00%		$29,239,270

Percentages are stated as a percent of net assets.
(a) Variable Rate

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$29,543,397
	Gross unrealized appreciation	41,813
	Gross unrealized depreciation	(708,459)
	Net unrealized depreciation	($666,646)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2008
Intrepid All Cap Fund
(Unaudited)

	Shares	Value
COMMON STOCKS - 85.47%
Aerospace & Defense - 3.41%
Applied Signal Technology, Inc.	16,335	$223,136
Beverages - 2.07%
Heineken NV - ADR	5,300	135,360
Capital Markets - 3.97%
Franklin Resources, Inc. (a)	2,835	259,828
Chemicals - 0.86%
The Scotts Miracle-Gro Co.	3,210	56,399
Commercial Services & Supplies - 4.05%
Cintas Corp.	9,980	264,570
Communications Equipment - 1.94%
Tellabs, Inc. (a)	27,265	126,782
Computers & Peripherals - 4.21%
Dell, Inc. (a)	12,585	275,360
Food & Staples Retailing - 4.31%
Wal-Mart Stores, Inc.	5,015	281,843
Food Products - 7.82%
Kraft Foods, Inc.	8,925	253,916
Sara Lee Corp.	21,030	257,618
		511,534
Health Care Providers & Services - 2.76%
Health Management Associates, Inc. - Class A (a)	27,725	180,490
Hotels, Restaurants & Leisure - 6.97%
International Speedway Corp. - Class A	4,970	193,979
Starbucks Corp. (a)	16,640	261,914
		455,893
Household Durables - 4.89%
The Black & Decker Corp.	3,490	200,710
Fisher & Paykel Appliances Holdings Ltd. (c)	79,000	119,215
		319,925
Household Products - 0.66%
Central Garden & Pet Co. (a)	9,500	43,225
Insurance - 10.82%
Baldwin & Lyons, Inc.	6,740	117,815
Horace Mann Educators Corp.	17,620	247,033
Travelers Companies, Inc.	2,910	126,294
XL Capital Ltd.	10,513	216,147
		707,289
IT Services - 7.07%
Automatic Data Processing, Inc.	8,385	351,331
Total Systems Services, Inc.	4,995	110,989
		462,320
Media - 5.80%
Comcast Corp.	12,735	241,583
John Wiley & Sons, Inc.	3,060	137,792
		379,375
Multiline Retail - 2.09%
Family Dollar Stores, Inc.	6,860	136,788
Pharmaceuticals - 4.01%
Mylan Laboratories, Inc.	21,745	262,462

	Real Estate - 2.08%
	Potlatch Corp.		3,015	136,037
	Specialty Retail - 5.68%
	DSW, Inc. (a)		9,730	114,619
	Limited Brands		15,255	257,047
				371,666

	TOTAL COMMON STOCKS (Cost $6,433,484)			5,590,282
			Principal
			Amount
	CONVERTIBLE BONDS - 3.03%
	Health Care Providers & Services - 3.03%
	Chemed Corp.
	1.875%, 05/15/2014		$264,000	198,660

	TOTAL CONVERTIBLE BONDS (Cost $197,717)			198,660
			Shares
	SHORT TERM INVESTMENTS - 9.94%
	Money Market Funds - 1.52%
	SEI Daily Income Trust Treasury Fund
	1.600% (b)		99,663	99,663
			Principal
			Amount
	U.S. Treasury Bills - 8.42%
	U.S. Treasury Bill
	0.000%, 12/04/2008		$555,000	550,370

	TOTAL SHORT TERM INVESTMENTS (Cost $650,033)			650,033

	Total Investments (Cost $7,281,234) - 98.44%			6,438,975
	Other Assets in Excess of Liabilities - 1.56%			101,810
	TOTAL NET ASSETS - 100.00%			$6,540,785

	Percentages are stated as a percent of net assets.
	ADR - American Depositary Receipt
	(a) Non Income Producing
	(b) Variable Rate
	(c) Foreign Issued Security

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$7,281,234
	Gross unrealized appreciation	171,070
	Gross unrealized depreciation	(1,013,329)
	Net unrealized depreciation	($842,259)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title) /s/ Mark F. Travis
 Mark F. Travis, President

Date   8/7/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark F. Travis
Mark F. Travis, President

Date   8/7/2008

By (Signature and Title)* /s/ Donald C. White
Donald C. White, Treasurer

Date   8/7/2008

* Print the name and title of each signing officer under his or her signature.